Accounts Receivable (Details) - Schedule of Accounts Receivables and Unbilled Energy Incentives - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivables and Unbilled Energy Incentives [Abstract]
Accounts receivable	$ 651	$ 3,335
Unbilled energy incentives earned	5,607	4,954
Total	$ 6,258	$ 8,289